Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended				27 Months Ended	48 Months Ended
	Apr. 09, 2023	Nov. 17, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 14, 2022	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (PEO) and our other named executive officers (Non-PEO NEOs) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (Kusserow)(1)	Summary Compensation Table Total for PEO (Ashworth)(1)	Summary Compensation Table Total for PEO (Gerard)(1)	Compensation Actually Paid to PEO (Kusserow)(1)(3)	Compensation Actually Paid to PEO (Ashworth)(1)(3)	Compensation Actually Paid to PEO (Gerard)(1)(3)
2023	$3,995,376	$16,726,179	N/A	$1,081,482	$4,060,379	N/A
2022	$4,075,992	N/A	$4,288,987	$(1,908,729)	N/A	$640,970
2021	$8,348,257	N/A	N/A	$(6,909,725)	N/A	N/A
2020	$6,361,976	N/A	N/A	$15,673,898	N/A	N/A

			Value of Initial Fixed $100 Investment Based On:(5)
Year	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Loss) (amounts in thousands)	Adjusted EBITDA ** (Company-Selected Measure; amounts in thousands)
2023	$2,162,487	$940,865	$56.95	$127.54	$(9,747)	$247,007
2022	$2,028,840	$431,459	$50.05	$111.39	$118,609	$262,055
2021	$3,944,945	$35,556	$96.98	$107.19	$209,072	$299,598
2020	$2,999,305	$1,771,863	$175.73	$117.92	$183,608	$273,535
** See Appendix A hereto for the reconciliation of non-GAAP financial measures.
(1)The PEO for each year are as follows:
•2023: Paul B. Kusserow and Richard Ashworth
•2022: Paul B. Kusserow and Christopher T. Gerard
•2021: Paul B. Kusserow
•2020: Paul B. Kusserow
(2)The non-PEO named executive officers for each year are as follows:
•2023: Scott G. Ginn, Nick Muscato, Michael P. North and Denise Bohnert
•2022: Scott G. Ginn, Nick Muscato, Michael P. North, Denise Bohnert and David L. Kemmerly
•2021: Scott G. Ginn, Christopher T. Gerard, Sharon Brunecz and David L. Kemmerly
•2020: Scott G. Ginn, Christopher T. Gerard, Sharon Brunecz and David L. Kemmerly
(3)The amounts for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the PEOs or the Non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
(4)Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEO and the Non-PEO NEOs as set forth below.

Adjustments to Determine Compensation Actually Paid to PEO (Kusserow)	2023
Total Compensation in Summary Compensation Table ("SCT")	$3,995,376
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(3,451,288)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$—
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$475,926
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$—
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$61,468
Compensation Actually Paid to PEO (Kusserow)	$1,081,482

Adjustments to Determine Compensation Actually Paid to PEO (Ashworth)	2023
Total Compensation in SCT	$16,726,179
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(13,519,582)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(1,253,621)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$2,107,403
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$—
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$—
Compensation Actually Paid to PEO (Ashworth)	$4,060,379

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2023
Total Compensation in SCT	$2,162,487
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(1,033,691)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(203,880)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(13,073)
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$23,144
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$5,878
Compensation Actually Paid to Non-PEO NEOs	$940,865

Company Selected Measure Name									Adjusted EBITDA
Named Executive Officers, Footnote	The PEO for each year are as follows:
•2023: Paul B. Kusserow and Richard Ashworth
•2022: Paul B. Kusserow and Christopher T. Gerard
•2021: Paul B. Kusserow
•2020: Paul B. Kusserow
(2)The non-PEO named executive officers for each year are as follows:
•2023: Scott G. Ginn, Nick Muscato, Michael P. North and Denise Bohnert
•2022: Scott G. Ginn, Nick Muscato, Michael P. North, Denise Bohnert and David L. Kemmerly
•2021: Scott G. Ginn, Christopher T. Gerard, Sharon Brunecz and David L. Kemmerly
•2020: Scott G. Ginn, Christopher T. Gerard, Sharon Brunecz and David L. Kemmerly

Peer Group Issuers, Footnote				The Peer Group Total Shareholder Return set forth in this table utilizes the NASDAQ composite index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes the investment of $100 in our common stock, the NASDAQ composite index and the industry peer group on December 31, 2019 and the reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock price performance.
Non-PEO NEO Average Total Compensation Amount				$ 2,162,487	$ 2,028,840	$ 3,944,945	$ 2,999,305
Non-PEO NEO Average Compensation Actually Paid Amount				$ 940,865	431,459	35,556	1,771,863
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2023
Total Compensation in SCT	$2,162,487
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(1,033,691)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(203,880)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(13,073)
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$23,144
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$5,878
Compensation Actually Paid to Non-PEO NEOs	$940,865

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR, and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the TSR of the Peer Group over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR, and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the TSR of the Peer Group over the same period.

Tabular List, Table
Most Important Financial Performance Measure

The following table sets forth the sole financial performance measure we used to determine the compensation paid to our PEO and other NEOs for 2023. This performance measure is used for both our long-term and short-term incentive performance targets.

Most Important Financial Performance Measure
Adjusted EBITDA

Total Shareholder Return Amount				$ 56.95	50.05	96.98	175.73
Peer Group Total Shareholder Return Amount				127.54	111.39	107.19	117.92
Net Income (Loss)				$ (9,747,000)	$ 118,609,000	$ 209,072,000	$ 183,608,000
Company Selected Measure Amount				247,007,000	262,055,000	299,598,000	273,535,000
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Kusserow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,995,376	$ 4,075,992	$ 8,348,257	$ 6,361,976
PEO Actually Paid Compensation Amount				1,081,482	(1,908,729)	$ (6,909,725)	$ 15,673,898
PEO Name	Kusserow							Kusserow
Kusserow [Member] | Deductions for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,451,288)
Kusserow [Member] | Deductions for Amounts Reported Under the Options Awards column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Kusserow [Member] | Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				475,926
Kusserow [Member] | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Kusserow [Member] | Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				61,468
Ashworth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				16,726,179
PEO Actually Paid Compensation Amount				4,060,379
PEO Name			Ashworth
Ashworth [Member] | Deductions for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,519,582)
Ashworth [Member] | Deductions for Amounts Reported Under the Options Awards column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,253,621)
Ashworth [Member] | Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,107,403
Ashworth [Member] | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Ashworth [Member] | Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Gerard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,288,987
PEO Actually Paid Compensation Amount					$ 640,970
PEO Name		Gerard
Non-PEO NEO [Member] | Deductions for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,033,691)
Non-PEO NEO [Member] | Deductions for Amounts Reported Under the Options Awards column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(203,880)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,073)
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				23,144
Non-PEO NEO [Member] | Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 5,878